TRADE ACCOUNTS RECEIVABLE, NET (Details 1)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge to expense	¥ 1,766,286	$ 260,613	¥ 14,475,074	¥ 3,252,868
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	4,814,577	710,385	6,356,472
Charge to expense	1,137,238	167,798	1,650,745	19,421
Less: write-off	(1,686,310)	(248,813)	(3,192,640)
Ending balance	¥ 4,265,505	$ 629,370	¥ 4,814,577	¥ 6,356,472